Transamerica Large Growth

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Automobiles - 4.5%
Rivian Automotive, Inc., Class A (A)(B)	46,636	$ 765,297
Tesla, Inc. (A)	83,619	19,405,461
		20,170,758
Beverages - 0.9%
Brown-Forman Corp., Class B	31,547	1,424,663
Constellation Brands, Inc., Class A	5,684	1,393,489
Monster Beverage Corp. (A)	26,260	1,351,077
		4,169,229
Biotechnology - 1.3%
ProKidney Corp. (A)	187,872	439,621
Roivant Sciences Ltd. (A)	245,755	2,666,442
Vertex Pharmaceuticals, Inc. (A)	5,152	2,553,949
		5,660,012
Broadline Retail - 4.9%
Amazon.com, Inc. (A)	59,273	11,082,865
Global-e Online Ltd. (A)	153,509	5,268,429
MercadoLibre, Inc. (A)	3,240	5,407,236
		21,758,530
Building Products - 0.4%
Builders FirstSource, Inc. (A)	9,971	1,668,846
Capital Markets - 3.7%
Ares Management Corp., Class A	12,013	1,840,391
Coinbase Global, Inc., Class A (A)	15,146	3,398,156
Intercontinental Exchange, Inc.	41,264	6,253,972
KKR & Co., Inc.	12,388	1,529,299
Morgan Stanley	14,265	1,472,291
S&P Global, Inc.	4,223	2,047,015
		16,541,124
Chemicals - 0.6%
Sherwin-Williams Co.	7,538	2,644,330
Communications Equipment - 0.4%
Arista Networks, Inc. (A)	5,845	2,025,585
Consumer Finance - 0.5%
American Express Co.	8,556	2,165,010
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp., Class A	45,318	2,912,135
CDW Corp.	10,801	2,355,806
Coherent Corp. (A)	17,608	1,226,925
		6,494,866
Entertainment - 4.3%
Live Nation Entertainment, Inc. (A)	22,771	2,190,342
Netflix, Inc. (A)	7,333	4,607,691
ROBLOX Corp., Class A (A)	301,428	12,515,291
		19,313,324
Financial Services - 5.5%
Adyen NV (A)(C)	6,330	7,743,097
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Affirm Holdings, Inc. (A)	351,059	$ 9,931,459
Mastercard, Inc., Class A	14,694	6,813,755
		24,488,311
Ground Transportation - 2.3%
Uber Technologies, Inc. (A)	162,508	10,476,891
Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp. (A)	23,124	1,708,401
Edwards Lifesciences Corp. (A)	18,149	1,144,295
		2,852,696
Health Care Providers & Services - 1.4%
agilon health, Inc. (A)	560,370	3,860,949
UnitedHealth Group, Inc.	4,247	2,446,952
		6,307,901
Health Care Technology - 0.7%
Doximity, Inc., Class A (A)	38,193	1,069,404
Veeva Systems, Inc., Class A (A)	11,798	2,264,390
		3,333,794
Hotels, Restaurants & Leisure - 7.6%
Airbnb, Inc., Class A (A)	80,929	11,294,451
Chipotle Mexican Grill, Inc. (A)	55,838	3,033,120
DoorDash, Inc., Class A (A)	159,947	17,709,332
DraftKings, Inc., Class A (A)	25,780	952,571
Viking Holdings Ltd. (A)	30,281	1,081,032
		34,070,506
Independent Power & Renewable Electricity Producers - 0.2%
Vistra Corp.	11,747	930,597
Industrial REITs - 0.2%
Lineage, Inc. (A)	9,200	808,496
Insurance - 0.4%
Arch Capital Group Ltd. (A)	17,222	1,649,523
Interactive Media & Services - 4.7%
Alphabet, Inc., Class A	62,491	10,719,706
Meta Platforms, Inc., Class A	19,269	9,149,499
Pinterest, Inc., Class A (A)	34,108	1,089,751
		20,958,956
IT Services - 9.9%
Cloudflare, Inc., Class A (A)	228,149	17,681,547
Gartner, Inc. (A)	4,561	2,285,928
MongoDB, Inc. (A)	5,596	1,412,207
Shopify, Inc., Class A (A)	201,865	12,354,138
Snowflake, Inc., Class A (A)	80,276	10,466,385
		44,200,205
Leisure Products - 0.2%
Peloton Interactive, Inc., Class A (A)(B)	225,536	802,908
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc., Class A (A)	36,923	763,198
Transamerica Funds

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Machinery - 1.2%
Deere & Co.	3,101	$ 1,153,510
Ingersoll Rand, Inc.	22,987	2,307,895
Nordson Corp.	7,470	1,869,965
		5,331,370
Media - 3.7%
Trade Desk, Inc., Class A (A)	181,648	16,326,522
Oil, Gas & Consumable Fuels - 0.2%
Diamondback Energy, Inc.	5,003	1,012,157
Personal Care Products - 0.4%
Estee Lauder Cos., Inc., Class A	20,004	1,992,599
Pharmaceuticals - 4.7%
Eli Lilly & Co.	9,926	7,983,184
Merck & Co., Inc.	18,414	2,083,176
Royalty Pharma PLC, Class A	386,318	10,882,578
		20,948,938
Semiconductors & Semiconductor Equipment - 8.6%
Advanced Micro Devices, Inc. (A)	9,892	1,429,196
Broadcom, Inc.	57,747	9,278,788
KLA Corp.	4,280	3,522,740
NVIDIA Corp.	166,477	19,481,139
QUALCOMM, Inc.	17,814	3,223,443
Texas Instruments, Inc.	6,857	1,397,525
		38,332,831
Software - 13.3%
Adobe, Inc. (A)	5,674	3,130,062
Aurora Innovation, Inc. (A)	853,730	3,414,920
Bill Holdings, Inc. (A)	62,620	3,128,495
Cadence Design Systems, Inc. (A)	7,920	2,119,867
HubSpot, Inc. (A)	1,992	990,084
Intuit, Inc.	5,066	3,279,475
Microsoft Corp.	40,329	16,871,637
MicroStrategy, Inc., Class A (A)	5,489	8,861,661
Palo Alto Networks, Inc. (A)	4,717	1,531,752
PTC, Inc. (A)	9,866	1,754,668
Salesforce, Inc.	11,867	3,071,180
Samsara, Inc., Class A (A)	148,912	5,700,351
	Shares	Value
COMMON STOCKS (continued)
Software (continued)
ServiceNow, Inc. (A)	4,174	$ 3,399,264
Workday, Inc., Class A (A)	8,422	1,912,805
		59,166,221
Specialized REITs - 1.4%
American Tower Corp.	19,642	4,329,097
Equinix, Inc.	2,231	1,763,025
		6,092,122
Specialty Retail - 2.8%
Carvana Co. (A)	73,120	9,741,777
O'Reilly Automotive, Inc. (A)	2,599	2,927,358
		12,669,135
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	84,198	18,698,692
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	16,829	1,259,819
Total Common Stocks (Cost $315,571,846)		436,086,002

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 2.50%, dated 07/31/2024, to be repurchased at $9,013,679 on 08/01/2024. Collateralized by a U.S. Government Obligation, 5.00%, due 09/30/2025, and with a value of $9,193,456.	$ 9,013,053	9,013,053
	Total Repurchase Agreement (Cost $9,013,053)	9,013,053
	Total Investments Excluding Options Purchased (Cost $324,584,899)	445,099,055
	Total Options Purchased - 0.1% (Cost $808,909)	243,806
	Total Investments (Cost $325,393,808)	445,342,861
	Net Other Assets (Liabilities) - 0.2%	1,014,528
	Net Assets - 100.0%	$ 446,357,389
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put – USD vs. CNH	GSI	USD	7.69	01/06/2025	USD	59,737,560	$226,035	$46,655
Put – USD vs. CNH	JPM	USD	7.77	07/31/2025	USD	25,167,578	109,529	109,529
Put – USD vs. CNH	JPM	USD	7.78	03/25/2025	USD	58,261,252	247,319	87,567
Put – USD vs. CNH	JPM	USD	7.79	08/12/2024	USD	54,595,784	226,026	55
Total							$808,909	$243,806
Transamerica Funds

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$428,342,905	$7,743,097	$—	$436,086,002
Repurchase Agreement	—	9,013,053	—	9,013,053
Over-the-Counter Foreign Exchange Options Purchased	—	243,806	—	243,806
Total Investments	$428,342,905	$16,999,956	$—	$445,342,861
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $452,535, collateralized by non-cash collateral, such as U.S.
government securities and irrevocable letters of credit, of $463,542. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the total value of 144A securities is $7,743,097, representing 1.7% of the Fund's net assets.

(D)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATION(S):
CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Large Growth

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Large Growth (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds

Transamerica Large Growth

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds